Debt (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Total debt	$ 361,546,318
Current portion of long-term debt	32,251,764	$ 19,394,928
Non-current portion of long-term debt	329,294,554	$ 185,333,340
First ABN AMRO Facility [Member]
Total debt	5,000,000
Second ABN AMRO Facility [Member]
Total debt	51,090,000
DVB Bank Facility [Member]
Total debt	82,121,000
Joint Bank Facility [Member]
Total debt	173,880,318
NIBC Bank Facility [Member]
Total debt	12,080,000
CACIB Bank Facility [Member]
Total debt	$ 37,375,000